Equity Method Investment	12 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

NOTE 8 — EQUITY METHOD INVESTMENT

During the year ended March 31, 2018, the Company invested an aggregate amount of RMB1.4 million in exchange for 35% of the equity interest of Philectronics Inc. (“Philectronics”), which was recorded under the equity method. For the year ended March 31, 2020, 2021 and 2022, the Company recorded its pro-rata share of losses in Philectronics of RMB0.02 million, RMBnil and RMBnil, respectively, as other (income) expenses, net in the consolidated statements of comprehensive loss. The Company recorded RMBnil, RMB0.8 million and RMBnil impairment losses on its investment during the years ended March 31, 2020, 2021 and 2022, respectively, as other expenses, net in the consolidated statements of comprehensive loss. Philectronics has net liability position and temporarily ceased its operation without foreseeable plan for resuming its business operation.